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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

WB CAPITAL MUTUAL FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
WB CAPITAL MUTUAL FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2010

DATE OF REPORTING PERIOD: 03/31/2010

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2010.

ANNUAL

REPORT

TO

SHAREHOLDERS

MARCH 31, 2010

WB Capital Mutual Funds, Inc.

Table of Contents

Message from the President

Message from the Investment Adviser

Performance Reports and Schedules of Portfolio Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Report of Independent Registered Public Accounting Firm

Directors and Officers

Additional Information

WB Capital Mutual Funds, Inc.

Message from the President

We are pleased to present the annual report for WB Capital Mutual Funds, Inc. for the twelve month period from April 1, 2009 through March 31, 2010.

I was appointed as President for the Funds on March 10, 2010. I also serve as Chief Executive Officer for the Funds’ investment adviser, Miles Capital, Inc. (formerly WB Capital Management Inc.). As you may recall, WB Capital was sold by West Bancorporation to Miles Capital Holdings, Inc. on December 31, 2009.

Yields on money market funds continued at historically low levels this year. Our report for each Fund will give you detailed commentary and data for a more in-depth review of the fiscal year.

We at Miles Capital believe that discipline, focus, experience, and teamwork are the keys to investment performance. We thank you for your continued confidence and support of the WB Capital Mutual Funds.

David W. Miles

President, WB Capital Mutual Funds, Inc.

The WB Capital Mutual Funds are distributed by Foreside Distribution Services, L.P.

Shares of the WB Capital Mutual Funds are NOT INSURED BY THE FDIC. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information is not authorized for distribution unless accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain more information, please call 1-800-343-7084. Please read the prospectus carefully before investing.

WB Capital Mutual Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this annual report for the WB Capital Mutual Funds, Inc. covering the twelve month period from April 1, 2009 to March 31, 2010. This report provides you with information regarding your Fund performance, commentary from your Fund managers, and a review of your Fund expenses. We encourage you to review this information and hope you will find it useful.

Everything has changed over the past year, although uncertainty remains a constant. Stocks have recovered well from the depths of despair and risk-taking is back in vogue. However the combination of a rising stock market and stable interest rates seems inconsistent with the reality of a fragile global recovery and sluggish job growth. Past is not prologue, and we are cautious about growth projections based on previous recoveries. The economy will move forward but the recovery will not be robust.

This market sweet spot reflects substantial government support of the economy, but that support is not permanent and we are wary of the transition to come. The Federal Reserve has made some moves to sop up excess liquidity, but there is much work left to do before the economy can stand on its own. While we are comfortable with the Fed’s measured approach, the sheer size of government intervention in the economy makes each step toward “normal” more potentially disruptive.

The availability of consumer credit has declined significantly leaving the economy less leveraged than in prior recessions. This means future growth will likely be slower than during past recoveries. However, we cannot ignore some improving data points indicating stabilization in key sectors of the economy. The household survey has shown increased hiring while auto sales have been fairly robust and the household savings rate is no longer rising.

Although these data points somewhat counter our slow growth story, we remain aware of the low base upon which we build. Economic activity in 2008 and 2009 was abysmal and it will take several quarters of solid growth to regain the previous trend. In the meantime we are challenged with a 9.7 percent unemployment rate and global growth concerns. We are in a better place than this time last year, but it continues to be a slow grind forward.

Thank you for your ongoing support of the WB Capital Mutual Funds.

Laurie Mardis, CFA

Director, Fixed Income

Miles Capital, Inc.

WB Capital Mutual Funds, Inc.

Performance Report (unaudited)

Money Market Funds

Money market rates were virtually unchanged over the past year as the Federal Reserve kept open the spigot of liquidity to feed growth. The Fed is reluctant to raise rates because the recovery remains unsteady, but as time passes without a second economic swoon, the recovery will gain traction and inflation concerns will increase. The Fed has begun pulling levers behind the scenes to tighten monetary policy but will not likely raise rates outright until the end of 2010.

Institutional Money Market Fund

The Fund’s average days remained longer than its index, and the Fund will continue to target a long position to capture additional yield while overnight rates remain low. Paper is being added in the one year area of the curve where rates appear most attractive given our outlook.

Liquid Assets Fund

The Fund’s average days fell during the quarter to a position below the index. Paper is being added in the one month area of the curve to maintain liquidity.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Funds.

WB Capital Mutual Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments
					March 31, 2010

					Amortized					Amortized
Par Value	Description				Cost	Par Value	Description			Cost
U.S. Government Agencies (24.56%)						West Bank Certificates of Deposit Account
Federal Farm Credit Bank (3.47%)						Registry Service (CDARS) (continued)
$ 1,000,000	4.750%		05/07/10	................................................	$ 1,004,017	$ 1,000,000	0.800%	06/10/10	................................................	$ 1,000,000
1,000,000	0.478%	**	11/04/10	................................................	1,000,000	1,000,000	1.350%	07/22/10	................................................	1,000,000
	(Cost $2,004,017)				2,004,017	1,000,000	0.500%	08/12/10	................................................	1,000,000
						1,000,000	0.700%	09/23/10	................................................	1,000,000
Federal Home Loan Bank (10.36%)						1,000,000	1.350%	10/14/10	................................................	1,000,000
1,000,000	0.820%		04/28/10	................................................	1,000,025	1,000,000	1.350%	11/04/10	................................................	1,000,000
950,000	2.375%		04/30/10	................................................	951,115	1,000,000	1.350%	12/02/10	................................................	1,000,000
1,000,000	3.000%		06/11/10	................................................	1,005,343	1,000,000	1.350%	12/09/10	................................................	1,000,000
1,000,000	3.375%		08/13/10	................................................	1,011,213	1,000,000	0.750%	03/03/11	................................................	1,000,000
1,000,000	4.375%		09/17/10	................................................	1,018,444		(Cost $18,000,000)			18,000,000
1,000,000	0.500%		10/18/10	................................................	1,000,635		Total Certificates of Deposit			19,000,000
	(Cost $5,986,775)				5,986,775
						Repurchase Agreements (42.27%)
Federal Home Loan Mortgage Corporation (3.51%)						Banc of America Securities LLC
1,000,000	5.125%		08/23/10	................................................	1,018,842	24,414,779	0.020%	04/01/10	................................................	24,414,779
1,000,000	1.500%		01/07/11	................................................	1,008,815		(Cost $24,414,779)			24,414,779
	(Cost $2,027,657)				2,027,657		(Purchased on 03/31/10; proceeds at
							maturity $24,414,793; collateralized by
Federal National Mortgage Association (7.22%)							$23,788,656 U.S. Government Agency,
2,180,000	0.152%	*	04/05/10	................................................	2,179,964		03/15/38, collateral worth $24,903,075)
2,000,000	0.478%	*	03/01/11	................................................	1,991,279
	(Cost $4,171,243)				4,171,243		Total Investments (99.72%)
	Total U.S. Government Agencies				14,189,692		(Cost $57,604,471)			$ 57,604,471
							Other Assets and Liabilities (0.28%)			164,194
Certificates of Deposit (32.89%)
First American Bank Certificates of Deposit							Net Assets (100.00%)			$ 57,768,665
Account Registry Service (CDARS) (1.73%) ***
1,000,000	1.450%		07/15/10	................................................	1,000,000
	(Cost $1,000,000)				1,000,000

West Bank Certificates of Deposit Account
Registry Service (CDARS) (31.16%) ***
1,000,000	1.750%	04/08/10	................................................	1,000,000
1,000,000	0.800%	04/22/10	................................................	1,000,000
1,000,000	0.800%	05/06/10	................................................	1,000,000
1,000,000	1.600%	05/06/10	................................................	1,000,000
1,000,000	0.800%	05/13/10	................................................	1,000,000
1,000,000	1.600%	05/20/10	................................................	1,000,000
2,000,000	1.500%	05/27/10	................................................	2,000,000
1,000,000	1.350%	06/03/10	................................................	1,000,000

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor
*** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum

			See notes to financial statements

WB Capital Mutual Funds, Inc.
Liquid Assets Fund

Schedule of Portfolio Investments
	March 31, 2010

					Amortized
Par Value	Description				Cost
U.S. Government Agencies (13.01%)
Federal Home Loan Bank (5.81%)
$ 1,000,000	0.800%		04/23/10	................................................	$ 1,000,199
1,029,000	0.183%	*	06/07/10	................................................	1,028,655
1,000,000	3.000%		06/11/10	................................................	1,005,343
1,050,000	3.750%		07/22/10	................................................	1,061,131
	(Cost $4,095,328)				4,095,328

Federal Home Loan Mortgage Corporation (2.94%)
431,000	0.132%	*	04/20/10	................................................	430,971
623,000	0.152%	*	04/30/10	................................................	622,925
1,000,000	5.125%		08/23/10	................................................	1,018,843
	(Cost $2,072,739)				2,072,739

Federal National Mortgage Association (4.26%)
1,000,000	0.122%	*	04/19/10	................................................	999,940
1,000,000	4.125%		05/15/10	................................................	1,004,717
1,000,000	0.183%	*	06/17/10	................................................	999,615
	(Cost $3,004,272)				3,004,272
	Total U.S. Government Agencies				9,172,339

Certificates of Deposit (8.52%)
West Bank Certificates of Deposit Account
Registry Service (CDARS)**
2,000,000	0.150%	04/01/10	................................................	2,000,000
1,000,000	1.350%	07/22/10	................................................	1,000,000
1,000,000	1.350%	08/05/10	................................................	1,000,000
1,000,000	1.350%	09/02/10	................................................	1,000,000
1,000,000	1.350%	09/09/10	................................................	1,000,000
	(Cost $6,000,000)			6,000,000

Repurchase Agreements (78.42%)
Banc of America Securities LLC
55,245,755	0.020%	04/01/10	................................................	55,245,755
	(Cost $55,245,755)			55,245,755
	(Purchased on 03/31/10; proceeds at
	maturity $55,245,786; collateralized by
	$53,035,360 U.S. Government Agency,
	01/01/38, collateral worth $56,350,671)

	Total Investments (99.95%)
	(Cost $70,418,094)			$ 70,418,094
	Other Assets and Liabilities (0.05%)			31,927

	Net Assets (100.00%)			$ 70,450,021

* Effective yield at date of purchase
** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum

	See notes to financial statements

WB Capital Mutual Funds, Inc.

Statements of Assets and Liabilities
March 31, 2010

	Institutional
	Money Market	Liquid
	Fund	Assets Fund

ASSETS:
Investments, at amortized cost:
Unaffiliated issuers	$ 33,189,692	$ 15,172,339
Repurchase agreements	24,414,779	55,245,755
Total investments	57,604,471	70,418,094
Interest and dividends receivable	192,020	74,880
Dividend reinvestment receivable	9,041	75
Prepaid expenses	12,414	12,053
Total assets	57,817,946	70,505,102
LIABILITIES:
Dividends payable	9,041	1,314
Accrued expenses and other payables:
Investment advisory fees	7,993	5,030
Administration fees	3,730	-----
Accounting fees	-----	1,886
Distribution fees	-----	2,280
Servicing fees	-----	2,724
Other	28,517	41,847
Total liabilities	49,281	55,081
Net assets	$ 57,768,665	$ 70,450,021

See notes to financial statements

WB Capital Mutual Funds, Inc.

Statements of Assets and Liabilities
March 31, 2010

	Institutional
	Money Market	Liquid
	Fund	Assets Fund

NET ASSETS:
Paid-in capital	$ 57,768,665	$ 70,491,405
Accumulated undistributed net investment income	-----	11,167
Accumulated net realized losses
on investment transactions	-----	(52,551)
Net assets	$ 57,768,665	$ 70,450,021
Authorized shares	1,250,000,000
Capital shares outstanding	57,768,665
Net asset value--offering and redemption price per share	$ 1.00

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding		$ 15,556,974
Authorized shares		1,250,000,000
Shares outstanding, $.001 par value		15,583,766
Net asset value--offering and redemption price per share		$ 1.00

Pricing of T Shares
Net assets applicable to T Shares outstanding		$ 21,621,888
Authorized shares		1,250,000,000
Shares outstanding, $.001 par value		21,626,211
Net asset value--offering and redemption price per share		$ 1.00

Pricing of I Shares
Net assets applicable to I Shares outstanding		$ 33,271,159
Authorized shares		1,250,000,000
Shares outstanding, $.001 par value		33,281,427
Net asset value--offering and redemption price per share		$ 1.00

See notes to financial statements

WB Capital Mutual Funds, Inc.

Statements of Operations
For the Year Ended March 31, 2010

	Institutional
	Money Market	Liquid
	Fund	Assets Fund

INVESTMENT INCOME:
Interest income	$531,229	$484,383
Dividend income	12,503	17,038
Total investment income	543,732	501,421

EXPENSES:
Investment advisory fees	326,548	256,053
Administration fees	195,929	153,632
Accounting fees	27,990	21,947
Distribution and shareholder service fees S2 Shares	-----	85,741
Administrative service fees T Shares	-----	28,254
Custody fees	30,549	49,618
Legal fees	12,544	10,714
Audit and tax fees	19,467	25,830
Directors' fees	27,754	28,512
Transfer agent fees	-----	47,529
Affiliated transfer agent fees	6,000	18,000
Registration and filing fees	1,491	12,838
Printing fees	3,521	4,904
Insurance expense	22,920	54,476
Pricing service	-----	1,523
Other	2,025	3,451
Total expenses	676,738	803,022
Less: Expenses voluntarily reduced/waived	(378,799)	(445,293)
Net expenses	297,939	357,729
Net investment income	245,793	143,692

REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions	-----	57,344
Change in net assets resulting from operations	$ 245,793	$ 201,036

See notes to financial statements

WB Capital Mutual Funds, Inc.

Statements of Changes in Net Assets

	Institutional Money Market Fund		Liquid Assets Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2 009
OPERATIONS:
Net investment income	$ 245,793	$ 1,135,303	$ 143,692	$ 1,141,170
Net realized gains (losses)
from investment transactions	------	------	57,344	(98,727)
Change in net assets
resulting from operations	245,793	1,135,303	201,036	1,042,443

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital Shares	(245,793)	(1,135,303)	------	------
S2 Shares	------	------	(8,952)	(245,401)
T Shares	------	------	(14,722)	(153,541)
I Shares	------	------	(120,018)	(742,228)
Change in net assets from
shareholder distributions	$ (245,793)	$ (1,135,303)	$ (143,692)	$ (1,141,170)

See notes to financial statements

WB Capital Mutual Funds, Inc.

Statements of Changes in Net Assets

	Institutional Money Market Fund		Liquid Assets Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009
CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	$245,455,645	$225,952,846	$ ------	$ ------
S2 Shares	------	------	100,544,695	162,020,294
T Shares	------	------	42,734,962	35,739,434
I Shares	------	------	158,031,054	181,535,407
Reinvestments:
Capital Shares	245,793	1,135,303	------	------
S2 Shares	------	------	------	------
T Shares	------	------	8,701	96,680
I Shares	------	------	7,457	50,591
Redemptions:
Capital Shares	(249,039,411)	(227,190,185)	------	------
S2 Shares	------	------	(102,243,653)	(171,780,315)
T Shares	------	------	(31,568,143)	(40,046,381)
I Shares	------	------	(181,472,018)	(190,889,199)
Change in net assets from
capital transactions	(3,337,973)	(102,036)	(13,956,945)	(23,273,489)
Change in net assets	(3,337,973)	(102,036)	(13,899,601)	(23,372,216)

NET ASSETS:
Beginning of year	61,106,638	61,208,674	84,349,622	107,721,838
End of year	$ 57,768,665	$ 61,106,638	$ 70,450,021	$ 84,349,622
Accumulated undistributed net
investment income end of year	$ ------	$ ------	$ 11,167	$ 11,167

See notes to financial statements

WB Capital Mutual Funds, Inc.

Statements of Changes in Net Assets

	Institutional Money Market Fund		Liquid Assets Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009
SHARE TRANSACTIONS:
Issued:
Capital Shares	245,455,645	225,952,846	------	------
S2 Shares	------	------	100,544,695	162,020,294
T Shares	------	------	42,734,962	35,739,434
I Shares	------	------	158,031,054	181,535,407
Reinvestments:
Capital Shares	245,793	1,135,303	------	------
S2 Shares	------	------	------	------
T Shares	------	------	8,701	96,680
I Shares	------	------	7,457	50,591
Redemptions:
Capital Shares	(249,039,411)	(227,190,185)	------	------
S2 Shares	------	------	(102,243,653)	(171,780,315)
T Shares	------	------	(31,568,143)	(40,046,381)
I Shares	------	------	(181,472,018)	(190,889,199)
Change in shares	(3,337,973)	(102,036)	(13,956,945)	(23,273,489)

See notes to financial statements

WB Capital Mutual Funds, Inc.

Notes to Financial Statements

March 31, 2010

1. Organization

The WB Capital Mutual Funds, Inc. (the “Funds”) were registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in two portfolios. Miles Capital, Inc. (“Miles Capital”), formerly WB Capital Management Inc., is the investment adviser to the Funds. The Funds name changed from Vintage Mutual Funds, Inc. to WB Capital Mutual Funds, Inc. on July 29, 2008. The Funds currently consist of the following diversified portfolios (individually, a “Fund”): Institutional Money Market Fund and Liquid Assets Fund.

Liquid Assets Fund offers three classes of shares. S2 Shares are offered to customers of banks. S2 Shares are normally offered through financial institutions providing automatic “sweep” investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers’ accounts. I Shares may be purchased by individual and institutional investors directly from Foreside Distribution Services, L.P. (the “Distributor”).

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation

The Funds’ investments are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund’s relative net assets.

Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Funds evaluate their tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds are no longer subject to examination by tax authorities for years prior to 2006.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

New Accounting Pronouncements

During the year ended March 31, 2010, the Funds adopted Accounting Standards Update (“ASU”) No. 2009-01, Statement of Financial Accounting Standards (“SFAS”) No. 168, The Financial Accounting Standards Board Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162. This ASU includes SFAS No. 168 in its entirety. The ASU establishes the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) (collectively referred to as “Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB. Rules and interpretative releases of the SEC under federal securities laws are also sources of authoritative GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. Following this ASU, the FASB will issue only ASUs to update the Codification. The adoption of the Codification changed the Funds’ references to GAAP accounting standards but did not impact the Funds’ results of operations, financial position or liquidity.

During the year ended March 31, 2010, the Funds adopted ASC 855, Subsequent Events (formerly SFAS No. 165, Subsequent Events). ASC 855 establishes general standards of accounting for and disclosure of events that occurafter the date of the statement of assets and liabilities but before the financial statements are issued, or available to be issued if notwidely distributed.

The financial statements should reflect all subsequent events that provide additionalevidence about conditions that existed at the date of the statement of assets and liabilities. The financial statements shouldnot reflect subsequent events that provide evidence about conditions that did not exist at the date of thestatement of assets and liabilities. An entity must disclose the date through which subsequent events have been evaluated, aswell as whether that date is the date the financial statements were issued, or the date they were availableto be issued. Each of the Funds evaluated subsequent events through May 26, 2010, the date theaccompanying financial statements were issued.

In January 2010, the FASB issued new standards for fair value measurements and disclosures. The new standards, which are part of ASC 820, Fair Value Measurements and Disclosures, require new disclosures on the amount and reason for transfers in and out of Level 1 and 2 fair value measurements. The standards also require disclosure of activities, including purchases, sales, issuances, and settlements within the Level 3 fair value measurements and clarify existing disclosure requirements on levels of disaggregation and disclosures about inputs and valuation techniques. The new disclosures regarding Level 1 and 2 fair value measurements and clarification of existing disclosures are effective for the Funds in the fiscal year ending March 31, 2011. The disclosures about the rollforward of information in Level 3 are effective for the Funds in the fiscal year ending March 31, 2012. The Funds have not completed the process of evaluating the impact that will result from adopting these standards on its financial statements.

3. Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.35 percent of the average daily net assets of each Fund. Miles Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.10 to 0.15 percent and Liquid Assets Fund to a range from 0.07 to 0.35 percent during the year ended March 31, 2010.

The Funds have entered into a management and administration agreement with Miles Capital pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets. Miles Capital voluntarily limited administrative fees for the Institutional Money Market Fund to 0.07 percent and Liquid Assets Fund to a range from 0.00 to 0.21 percent during the year ended March 31, 2010.

Miles Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. Miles Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund during the year ended March 31, 2010.

The Funds have adopted an Administrative Services Plan (the “Services Plan”) pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a “Participating Organization”) which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, “Customers”) who are beneficial or record owners of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization’s customers for whom the Participating Organization provides such services. From April 1, 2009 through January 31, 2010, the Liquid Assets Fund S2 Shares fee was 0.10 percent after a 0.15 percent waiver was implemented. From February 1, 2010 through March 31, 2010, the S2 Shares fee was 0.00 percent after a 0.25 percent waiver was implemented. From April 1, 2009 through January 31, 2010, the Liquid Assets Fund T Shares fee was 0.15 percent after a 0.10 percent waiver. From February 1, 2010 through March 31, 2010, the T Shares fee was 0.00 percent after a waiver of 0.25 percent was implemented.

Foreside Distribution Services, L.P. serves as distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.25 percent on S2 Shares of the Liquid Assets Fund and T Shares of the Liquid Assets Fund. For S2 Shares of the Liquid Assets Fund, such fees were limited to 0.15 percent from April 1, 2009 through January 31, 2010 and 0.00 percent from February 1, 2010 through March 31, 2010. No fees have been approved for the Institutional Money Market Fund nor for T and I Shares of the Liquid Assets Fund. However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Capital also serves as the Fund's transfer agent to the Institutional Money Market Fund and the Liquid Assets Fund S2 and I share classes. Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount. During the period ended March 31, 2010, Miles Capital received $18,000 in transfer agent service fees, all from the Liquid Assets Fund.

Expenses voluntarily reduced/waived by WB Capital Mutual Funds, Inc. for the year ended March 31, 2010 are as follows:

	Institutional	Liquid
	Money Market	Assets
	Fund	Fund

EXPENSES:
Investment advisory fees	$ 198,189	$ 59,150
Administration fees	130,620	109,298
Accounting fees	27,990	--
Distribution and shareholder service fees S2 Shares	--	49,650
Administrative service fees T Shares	--	15,195
Transfer agent fees	6,000	--
Other	16,000	212,000
Expenses voluntarily reduced/waived	$ 378,799	$ 445,293

4. Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

Distributable earnings as of March 31, 2010 for tax purposes follow:

Distributable Earnings
	Ordinary	Long-term
	Income	Gains
Institutional Money Market Fund	$ 9,041	$ --
Liquid Assets Fund	12,591	--

Distributable earnings as of March 31, 2009 for tax purposes follow:

Distributable Earnings
	Ordinary	Long-term
	Income	Gains
Institutional Money Market Fund	$ 39,649	$ --
Liquid Assets Fund	42,094	--
15

Distributions for the year ended March 31, 2010 for tax purposes follow:

Tax Distributions
	Ordinary	Long-term
	Income	Capital Gains
Institutional Money Market Fund	$ 276,401	$ --
Liquid Assets Fund	173,195	--

Distributions for the year ended March 31, 2009 for tax purposes follow:

Tax Distributions
	Ordinary	Long-term
	Income	Capital Gains
Institutional Money Market Fund	$ 1,251,844	$ --
Liquid Assets Fund	1,329,941	--

For tax purposes, the Liquid Assets Fund has capital loss carryovers as of March 31, 2010, the Fund’s most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

Liquid
Assets Fund
March 31, 2011	$ -
March 31, 2012	--
March 31, 2013	--
March 31, 2014	--
March 31, 2015	--
March 31, 2016	--
March 31, 2017	52,551
March 31, 2018	--
Total Carryover	$ 52,551

5. Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels as described below:

Level 1 –	quoted prices in active markets for identical securities;
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy as of March 31, 2010:

Level 1	Level 2	Level 3	Total
Institutional Money Market Fund	$--	$57,604,471	$--	$57,604,471
Liquid Assets Fund	--	70,418,094	--	70,418,094

6. Participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds

The Board authorized the participation by the Liquid Assets Fund in the U.S. Treasury’s Temporary Money Market Guarantee Program (the “Program”).

The Program guaranteed investors in Liquid Assets Fund that they would receive $1 for each share in the Liquid Assets Fund that they had as of the close of business on September 19, 2008 in the event the Fund liquidated its holdings and the per share value at that time was less than $1 per share. While the Program was in effect, shareholders of the Liquid Assets Fund on September 19, 2008 who continuously maintained a positive account balance in the Fund from the period of September 19, 2008 until the date, if any, on which such Fund’s net asset value fell below $0.995 per share (the “Guarantee Event”) would be protected up to the lesser of (i) the number of shares owned by the holder on September 19, 2008, or (ii) the number of shares owned by the holder on the date of the Guarantee Event.

The Secretary of the Treasury has not extended the Program past the close of business on September 18, 2009. Participation in the Program during the fiscal year ended March 31,2010, required a payment to the Treasury in the amount of $25,443 which is included in Insurance expense on the Statement of Operations. The Program was subject to certain conditions and limitations. For example, there was an overall limit of $50 billion for all money market funds participating in the Program. More details about the Program and its restrictions are available on the U.S. Department of Treasury’s website: www.ustreas.gov.

The Institutional Money Market Fund is invested entirely in U.S. Government Agency securities or securities collateralized by U.S. Government Agency securities. Since U.S. Government Agency securities or securities collateralized by U.S. Government Agency securities are backed by the full faith and credit of the United States government, the Board elected not to enroll the Institutional Money Market Fund in the Program.

7. Subsequent Event

Subsequent to March 31, 2010, the Board approved the liquidation of the Liquid Assets Fund with an anticipated effective date of June 29, 2010.

WB Capital Mutual Funds, Inc.

Financial Highlights

			Investment Activities			Dividends and Distributions

		NAV	Net	Net Realized/	Total from	From Net	From Net	Dividends	NAV
		Beginning	Investment	Unrealized	Investment	Investment	Realized	and	End
		of Year	Income	Gains (Losses)		Income	Gains	Distributions	of Year
Institutional Money Market Fund
Year Ended	March 31, 2010	$1.000	$0.003	$0.000	$0.003	($0.003)	$0.000	($0.003)	$1.000
Year Ended	March 31, 2009	$1.000	$0.017	$0.000	$0.017	($0.017)	$0.000	($0.017)	$1.000
Year Ended	March 31, 2008	$1.000	$0.046	$0.000	$0.046	($0.046)	$0.000	($0.046)	$1.000
Year Ended	March 31, 2007	$1.000	$0.050	$0.000	$0.050	($0.050)	$0.000	($0.050)	$1.000
Year Ended	March 31, 2006	$1.000	$0.039	$0.000	$0.039	($0.039)	$0.000	($0.039)	$1.000
Liquid Assets Fund "S2" Shares
Year Ended	March 31, 2010	$1.000	$0.001	$0.001	$0.002	($0.001)	$0.000	($0.001)	$1.000
Year Ended	March 31, 2009	$1.000	$0.009	($0.001)	$0.008	($0.009)	$0.000	($0.009)	$1.000
Year Ended	March 31, 2008	$1.000	$0.038	$0.000	$0.038	($0.038)	$0.000	($0.038)	$1.000
Year Ended	March 31, 2007	$1.000	$0.040	$0.000	$0.040	($0.040)	$0.000	($0.040)	$1.000
Year Ended	March 31, 2006	$1.000	$0.026	$0.000	$0.026	($0.026)	$0.000	($0.026)	$1.000
Liquid Assets Fund "T" Shares
Year Ended	March 31, 2010	$1.000	$0.001	$0.001	$0.002	($0.001)	$0.000	($0.001)	$1.000
Year Ended	March 31, 2009	$1.000	$0.011	($0.001)	$0.010	($0.011)	$0.000	($0.011)	$1.000
Year Ended	March 31, 2008	$1.000	$0.040	$0.000	$0.040	($0.040)	$0.000	($0.040)	$1.000
Year Ended	March 31, 2007	$1.000	$0.043	$0.000	$0.043	($0.043)	$0.000	($0.043)	$1.000
Year Ended	March 31, 2006	$1.000	$0.030	$0.000	$0.030	($0.030)	$0.000	($0.030)	$1.000
Liquid Assets Fund "I" Shares
Year Ended	March 31, 2010	$1.000	$0.003	$0.001	$0.004	($0.003)	$0.000	($0.003)	$1.000
Year Ended	March 31, 2009	$1.000	$0.012	($0.001)	$0.011	($0.012)	$0.000	($0.012)	$1.000
Year Ended	March 31, 2008	$1.000	$0.041	$0.000	$0.041	($0.041)	$0.000	($0.041)	$1.000
Year Ended	March 31, 2007	$1.000	$0.045	$0.000	$0.045	($0.045)	$0.000	($0.045)	$1.000
Year Ended	March 31, 2006	$1.000	$0.033	$0.000	$0.033	($0.033)	$0.000	($0.033)	$1.000

In an effort to display complete numbers, rounding differences may have caused numbers not to total across the schedule.

WB Capital Mutual Funds, Inc.

Financial Highlights

		Total Return / Ratios / Supplementary Data

				Net Assets	Expenses to	Net Investment	Expenses to	Net Investment
		Total		End of Period	Average	Income to	Average	Income (Loss) to
		Return		(000 omitted)	Net Assets	Average Net Assets	Net Assets*	Average Net Assets*
Institutional Money Market Fund
Year Ended	March 31, 2010	0.26%		$57,769	0.32%	0.26%	0.73%	(0.14%)
Year Ended	March 31, 2009	1.64%		$61,107	0.25%	1.66%	0.74%	1.17%
Year Ended	March 31, 2008	4.58%		$61,209	0.24%	4.58%	0.75%	4.08%
Year Ended	March 31, 2007	5.13%		$107,018	0.21%	5.01%	0.75%	4.47%
Year Ended	March 31, 2006	3.64%		$63,486	0.21%	3.94%	0.74%	3.41%
Liquid Assets Fund "S2" Shares
Year Ended	March 31, 2010	0.05%		$15,557	0.63%	0.05%	1.44%	(0.76%)
Year Ended	March 31, 2009	0.79%	**	$17,243	1.18%	0.89%	1.33%	0.74%
Year Ended	March 31, 2008	3.78%		$27,043	1.16%	3.75%	1.26%	3.65%
Year Ended	March 31, 2007	4.14%		$36,028	1.20%	4.02%	1.30%	3.92%
Year Ended	March 31, 2006	2.65%		$60,514	1.23%	2.64%	1.33%	2.54%
Liquid Assets Fund "T" Shares
Year Ended	March 31, 2010	0.14%		$21,622	0.54%	0.13%	1.19%	(0.52%)
Year Ended	March 31, 2009	1.05%	**	$10,437	0.93%	1.12%	1.08%	0.96%
Year Ended	March 31, 2008	4.04%		$14,661	0.91%	3.99%	1.01%	3.89%
Year Ended	March 31, 2007	4.40%		$15,212	0.95%	4.28%	1.05%	4.18%
Year Ended	March 31, 2006	2.90%		$27,537	0.98%	3.04%	1.08%	2.94%
Liquid Assets Fund "I" Shares
Year Ended	March 31, 2010	0.26%		$33,271	0.42%	0.27%	0.94%	(0.25%)
Year Ended	March 31, 2009	1.20%	**	$56,669	0.78%	1.16%	0.83%	1.11%
Year Ended	March 31, 2008	4.20%		$66,018	0.76%	4.12%	-----	-----
Year Ended	March 31, 2007	4.55%		$64,181	0.80%	4.52%	-----	-----
Year Ended	March 31, 2006	3.06%		$32,616	0.83%	3.28%	-----	-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. For the Institutional Money Market Fund voluntary waivers in the current period were 0.41%. For the Liquid Assets Fund voluntary waivers in the current period were 0.81% for S2 Shares, 0.65% for T Shares, and 0.52% for I Shares.

** In September 2008, the adviser fully reimbursed the Liquid Assets Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.40% for S2 Shares, 0.41% for T Shares, and 0.41% for I Shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

WB Capital Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WB Capital Mutual Funds, Inc. (the "Funds") comprising the Institutional Money Market Fund and the Liquid Assets Fund as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting WB Capital Mutual Funds, Inc. as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

May 26, 2010

WB Capital Mutual Funds, Inc.

The following table contains basic information regarding directors and officers, respectively that oversee operations of the WB Capital Funds complex.

Name, Contact, Address and Age	Position held with WBCMF	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of WBCMF
Independent Directors:
Debra L. Johnson Jones 1415 28th Street, #200 West Des Moines, IA 50266 Age 49	Director	Since 1998	President, Vodaci Technologies from 2000 to present	2	None
Steven Zumbach 1415 28th Street, #200 West Des Moines, IA 50266 Age 60	Chair, Director	Since 1998	Attorney, Belin, Lamson, McCormick, Zumbach, and Flynn from 1977 to present	2	None

Officers:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 53	President	Since March, 2010	President & CEO, Miles Capital 2009 to present	N/A	N/A
Amy Mitchell 1415 28th Street, #200 West Des Moines, IA 50266 Age 40	Secretary/ Treasurer	Since 1998	Secretary and Director Administration, Miles Capital 1990 to present	N/A	N/A
Vera Lichtenberger 1415 28th Street, #200 West Des Moines, IA 50266 Age 58	Chief Compliance Officer	Since 2004	CCO, Miles Capital 2004 to present	N/A	N/A

The Statement of Additional Information (SAI) has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-343-7084.

WB Capital Mutual Funds, Inc.

Additional Information (unaudited)

March 31, 2010

1. About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010. The table on the following page illustrates your fund’s costs in two ways:

A. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

B. Based on hypothetical 5 percent return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

WB Capital Mutual Funds, Inc.
Additional Information (unaudited) (continued)
March 31, 2010

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	10/1/2009	3/31/2010	10/1/09-3/31/10	Ratio*
Based on Actual Fund Return
Money Market Funds:
Institutional Money Market Fund	$1,000.00	$1,000.95	$1.69	0.34%
Liquid Assets Fund S2 Shares	1,000.00	1,000.15	2.20	0.44%
Liquid Assets Fund T Shares	1,000.00	1,000.49	1.86	0.37%
Liquid Assets Fund I Shares	1,000.00	1,001.00	1.35	0.27%

Based on Hypothetical 5% Return
Money Market Funds:
Institutional Money Market Fund	$1,000.00	$1,023.24	$1.71	0.34%
Liquid Assets Fund S2 Shares	1,000.00	1,022.74	2.22	0.44%
Liquid Assets Fund T Shares	1,000.00	1,023.07	1.88	0.37%
Liquid Assets Fund I Shares	1,000.00	1,023.58	1.37	0.27%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

                                                                                                         23

WB Capital Mutual Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2010

2.	Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio

Holdings Form N-PX

Complete schedules of portfolio holding for the first and third quarters (“Form N-Q”) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securities, there are no votes recorded. Form N-PX and the Form N-Q are available upon request:

      By calling the Funds toll free at 1-800-343-7084,

     At www.sec.gov, or by phone at 1-800-SEC-0330 or,

             By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

WB Capital Mutual Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2010

3. Basis for Approval of the Investment Advisory Agreement, shareholder approval

At a Special Meeting of the Board of Directors, held on October 13, 2009, the Board discussed the proposed acquisition of WB Capital Management Inc. (“the Adviser”) by Miles Capital Holdings, Inc. The proposed acquisition constituted a change of control, which would terminate the existing investment advisory agreement. As a result, if WB Capital Management Inc. were to continue as the Funds’ investment adviser after the acquisition, the Board and the shareholders would need to approve a new investment advisory agreement with the Adviser to be effective on the date of the acquisition.

A summary of the issues raised by the transaction was reviewed with the Board. It was noted that the form of the new investment advisory agreement, including fees, would be identical to the current agreement, other than its effective date and scheduled termination date. The Board of Directors considered a wide range of information provided by the Adviser, including information of the type the Board considered in March 2009, when they last determined to continue the Adviser’s current Investment Advisory Agreement. In determining that the new Investment Advisory Agreement was in the best interests of the Shareholders, the Board of Directors considered all factors deemed to be relevant to the Adviser, including, but not limited to:

▪	the expectation that the operation of the Adviser and its day-to-day management, including the portfolio managers, would remain unchanged for the foreseeable future;
▪	The Adviser and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process will remain unchanged;
▪	the financial viability of the Adviser;
▪	the terms of the new agreement, including the fee, will be the same as those of the current agreement;
▪	the nature, extent and quality of the services that the Adviser has been providing to the Funds will remain unchanged;
▪	the investment performance of the Funds over various periods;
▪	the advisory fee rate payable to the Adviser by the Funds and by other client accounts managed by the Adviser;
▪	the total expense ratio of the Funds and of similar funds managed by other advisers;
▪	compensation payable by the Funds to the Adviser for other services;
▪	the historical profitability of the Current Adviser Agreement to the Adviser and the projected profitability of the New Adviser Agreement to the Adviser;
▪	the extent to which economies of scale would be realized from the fee structure as the Funds grow.

The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board compared the advisory fees and total expense ratio of the Adviser with various comparative data that it had been provided previously in approving the Adviser’s current agreement. This data compared the advisory fee to be paid under the current agreement and estimates of the other expenses to be paid by the Adviser to advisory fees and other expenses paid by comparable funds. The comparative data assisted the Board in assessing the fairness and reasonableness of Advisory fee to be paid under the Current Adviser Agreement as well as the total estimated expenses to be paid by the Funds. The Board considered the Funds’ recent performance results and noted that the Board reviews on a quarterly basis information about the Funds’ performance results, portfolio composition and investment strategies. The Board also considered the administration fee paid to the Adviser under the Administration Agreement. The Board noted that the advisory fee and total expenses were equal to or below the median of advisory fees and total expenses paid by its peer group of funds. The Board also took into consideration the financial condition, costs and profitability of the Adviser.

In considering the approval of the new Investment Advisory Agreement, the Board (all of which were Disinterested Directors) did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the new Investment Advisory Agreement; the costs of services to be provided and profits to be realized by the Adviser are average in comparison to those of investment advisers of comparable funds; and the proposed advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser. The Board further determined that the change in control of the Adviser did not present any material change in the type and quality of service it would provide to the Funds, which to date the Board considered to be of superior quality. Noting that the realization of economies of scale is reflected by including breakpoints in the advisory fee schedule, the Board concluded that the Fund shareholders would benefit from economies of scale as the Funds grow.

The Board recommended to the Fund shareholders that they vote to approve a new Investment Advisory Agreement to be effective upon the closing of the acquisition of the Adviser by Miles Capital Holdings, Inc.

he shareholder meeting was called for December 15, 2009, and the proposal was approved:

Liquid Assets Fund: 68 percent of the outstanding shares (48,146,745) voted in favor of the proposal. There were no votes against. Abstentions were 37,301.

Institutional Money Market Fund: 58 percent of the outstanding shares (55,014,943) voted in favor of the proposal. No abstentions, no votes against.

WB Capital Mutual Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

3435 Stelzer Road

Columbus, Ohio 43219

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, L.L.P

1900 U.S. Bank Building

Lincoln, Nebraska 68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THE CODE OF ETHICS WAS AMENDED DURING THE REPORTING PERIOD TO EXPAND THE LIST OF ACCESS PERSONS AND TO CLARIFY CERTAIN PERSONAL TRADING RESTRICTIONS.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE WB CAPITAL MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant’s tax returns.

March 31, 2009	$126,750
March 31, 2010	$64,600

(B) AUDIT FEES.

March 31, 2009	$90,000
March 31, 2010	$26,000

(C) TAX PREPARATION FEES.

March 31, 2009	$14,750
March 31, 2010	$15,000

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the investment adviser for internal control under 17Ad-13 (transfer agency).

March 31, 2009	$22,000
March 31, 2010	$23,100

(H) The audit committee of the registrant’s Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 28, 2010, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)	A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WB CAPITAL MUTUAL FUNDS, INC.

By

Dave Miles, President

Date: June 4, 2010

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Dave Miles, President and Principal Executive,

June 4, 2009

Amy M. Mitchell, Treasurer and Principal Financial and Accounting Officer,

June 4, 2010